Consolidated Balance Sheets - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	CAD 62.4	CAD 13.4
Accounts receivable	380.2	335.7
Prepaids and deposits	4.5	5.3
Derivative asset	35.8	49.1
Assets held for sale	26.4	0.0
Total current assets	509.3	403.5
Long-term investments	72.6	35.8
Derivative asset	246.9	340.3
Other long-term assets	34.5	36.7
Exploration and evaluation	634.9	498.1
Property, plant and equipment	14,062.4	14,174.9
Goodwill	251.9	251.9
Deferred income tax	192.8	422.4
Total assets	16,005.3	16,163.6
LIABILITIES
Accounts payable and accrued liabilities	613.3	647.2
Dividends payable	16.8	16.3
Current portion of long-term debt	63.8	90.6
Derivative liability	107.3	64.7
Other current liabilities	57.7	23.7
Liabilities associated with assets held for sale	4.6	0.0
Total current liabilities	863.5	842.5
Long-term debt	4,047.2	3,730.1
Derivative liability	16.6	3.0
Other long-term liabilities	54.0	54.6
Decommissioning liability	1,310.5	1,290.7
Deferred income tax	550.6	651.5
Total liabilities	6,842.4	6,572.4
SHAREHOLDERS’ EQUITY
Shareholders’ capital	16,489.6	16,400.2
Contributed surplus	72.9	110.6
Deficit	(7,751.8)	(7,432.1)
Accumulated other comprehensive income	352.2	512.5
Total shareholders' equity	9,162.9	9,591.2
Total liabilities and shareholders' equity	CAD 16,005.3	CAD 16,163.6